Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans
Schedule of change in benefit obligation

(in thousands)	2017	2016
Benefit obligations at beginning of year	$27,728	$27,281
Interest cost	1,128	1,179
Actuarial (gain) loss	1,773	353
Benefit paid	(1,134)	(1,085)
Benefit obligations at end of year	$29,495	$27,728

Schedule of change in plan assets

(in thousands)	2017	2016
Fair value of plan assets at beginning of year	$19,600	$19,537
Actual (loss) return on plan assets	3,330	1,148
Benefits paid	(1,134)	(1,085)
Employer contribution	412	—
Fair value of plan assets at end of year	$22,208	$19,600

Schedule of funded status

(in thousands)	2017	2016
Funded status	$(7,287)	$(8,128)
Unrecognized net actuarial loss/accumulated other comprehensive loss	9,064	10,252
Net amount recognized	$1,777	$2,124

Summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets

(in thousands)	2017	2016
Projected benefit obligation	$29,495	$27,728
Accumulated benefit obligation (“ABO”)	29,495	27,728
Fair value of plan assets	22,208	19,600
ABO less fair value of plan assets	7,287	8,128

Schedule of amounts recognized in consolidated balance sheets

(in thousands)	2017	2016
Current Liabilities	$810	$412
Noncurrent Liabilities	6,477	7,716
Total Amount Recognized	$7,287	$8,128

Schedule of components of net periodic pension costs

	Year Ended December 31,
(in thousands)	2017	2016	2015
Interest cost	$1,128	$1,179	$1,159
Expected return on plan assets	(1,111)	(1,197)	(1,264)
Recognized net actuarial loss	743	740	976
Net periodic benefit cost	$760	$722	$871

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2017	2016	2015
Beginning of year	$(10,252)	$(10,591)	$(11,488)
Net actuarial gain (loss)	445	(401)	(79)
Amortization of net loss	743	740	976
End of year	$(9,064)	$(10,252)	$(10,591)

Target pension plan asset allocation and actual pension plan allocation of assets
l	m
		Target
Asset Category		Allocation	2017	2016
Equity securities		75%	80%	83%
Debt securities and cash		25	20	17
		100%	100%	100%

Plan assets using the fair value hierarchy

	Assets at Fair Value as of December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$97	$—	$—	$97
Registered investment companies:
Total international stock index fund	9,319	—	—	9,319
Total stock market index fund	5,239	—	—	5,239
Total return fund	4,443	—	—	4,443
Volatility risk premium defensive fund	3,110	—	—	3,110
Total assets at fair value	$22,208	$—	$—	$22,208

	Assets at Fair Value as of December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$92	$—	$—	$92
Registered investment companies:
Total international stock index fund	7,392	—	—	7,392
Total stock market index fund	8,925	—	—	8,925
Total return fund	3,191	—	—	3,191
Total assets at fair value	$19,600	$—	$—	$19,600

Schedule of estimated future benefit payments

(in thousands)
2018	$1,184
2019	1,256
2020	1,319
2021	1,361
2022	1,450
2023 to 2027	8,279

Schedule of weighted-average assumptions used for pension plan

	2017	2016	2015
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	3.61%	4.16%	4.43%
Expected return on assets	5.50%	6.00%	6.35%
Weighted-average actuarial assumptions used to determine net periodic benefit cost:
Discount rate	4.16%	4.43%	4.08%
Expected return on assets	5.50%	6.00%	6.35%
Rate of compensation increase	N/A	N/A	N/A